Common Stock - Additional Information (Details) - $ / shares	Sep. 30, 2025	Apr. 28, 2025	Dec. 31, 2024	Jun. 18, 2024
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000		40,000,000	40,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	32,626,730		3,672,794	3,672,794
Common stock, shares outstanding	32,626,730		3,672,794	3,672,794
Common Stock, Capital Shares Reserved for Future Issuance	36,485,024		15,014,751
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued			3,155,500
Common stock, shares outstanding			3,155,500
RSAs
Class of Stock [Line Items]
Common stock, par value				$ 0.001
Common stock, shares issued	371,804		517,293	517,293
Common stock, shares outstanding	371,804		517,293